Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

23.   Segment Information

        The Group has determined that it operates in two principal operating segments: 1) PRC operations and 2) International operations. Information regarding the business segments provided to the Group's CODM on regular basis is at the revenue level or segment cost and operating expenses level. The Group's CODM currently does not considers: (1) revenues arising from intercompany transactions between different segments, primarily the intercompany intellectual property rights transfers, or (2) share-based compensation charges, in measuring profit or loss of the operating segments. In August 2011 and December 2013, the Group sold its film and television business segment to a related party and sold its online reading business, which was included in the PRC operating segment prior to sale, respectively. Accordingly, the results of operations for film and television business and online reading business have been reclassified as discontinued operations for all periods presented. The Group currently does not allocate assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

        The following table presents summary information by segments for the years ended December 31, 2011, 2012 and 2013:

	For the year ended December 31, 2011
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,369,810,789	613,625,868	2,983,436,657
Segment cost and operating expenses	(1,351,426,255)	(473,004,537)	(1,824,430,792)

Segment operating profit	1,018,384,534	140,621,331	1,159,005,865
Share-based compensation cost			(104,736,527)
Total other income			109,840,686

Income before tax			1,164,110,024

	For the year ended December 31, 2012
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,093,057,299	677,528,756	2,770,586,055
Segment cost and operating expenses	(1,472,777,225)	(660,726,950)	(2,133,504,175)

Segment operating profit	620,280,074	16,801,806	637,081,880
Share-based compensation cost			(71,144,592)
Total other income			127,640,578

Income before tax			693,577,866

	For the year ended December 31, 2013
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,292,571,038	760,091,955	3,052,662,993
Segment cost and operating expenses	(1,829,631,361)	(809,198,909)	(2,638,830,270)

Segment operating profit	462,939,677	(49,106,954)	413,832,723
Share-based compensation cost			(75,893,070)
Total other income			154,020,196

Income before tax			491,959,849

        Geographic information for the years ended December 31, 2011, 2012, and 2013 is based on the location of the customers. Revenues from external customers by geographic areas were as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Domestic	2,123,070,915	1,925,177,127	2,150,762,144
North America	372,860,848	445,908,814	481,099,025
Other international regions	487,504,894	399,500,114	420,801,824

Total	2,983,436,657	2,770,586,055	3,052,662,993

        The Group's majority long-lived assets are located in the PRC, no geographic information are presented.